Cash, Cash Equivalents, and Restricted Cash (Tables)	12 Months Ended
Dec. 31, 2022
Cash and Cash Equivalents [Abstract]
Details of Cash, Cash Equivalents, and Restricted Cash

	December 31
	2021	2022
	US$	US$
Cash and deposits in bank	135,099	70,787
Time deposits	189,544	143,267
Repurchase agreements	35,439	18,125

Total cash and cash equivalents	360,082	232,179
Restricted cash	55,441	54,876

	415,523	287,055